CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016
SHAREHOLDERS' EQUITY:
Treasury shares (in shares)	1.8	2.5
Common Class A [Member]
SHAREHOLDERS' EQUITY:
Common stock, par value (in dollars per share)	$ 0.125	$ 0.125
Common stock, shares issued (in shares)	128.1	128.0
Common stock, shares outstanding (in shares)	126.3	125.5